Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Stockholders' Equity [Abstract]
Purchase of treasury shares	3,000	37,497	6,981
Cash dividends declared, per share	$ 1.28	$ 1.28	$ 1.28